As filed with the Securities and Exchange Commission on May 24, 2013

Securities Act File No. 333-168469

Investment Company Act File No. 811-224455

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

___________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[X]

Pre-Effective Amendment No.

  Post-Effective Amendment No.  6                                                [   ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

[X]

Amendment No.   8

[   ]

PINNACLE CAPITAL MANGMENT FUNDS TRUST
 (Exact Name of Registrant as Specified in Charter)

100 Limestone Plaza, Fayetteville, New York 13066
 (Address of Principal Executive Offices, Zip Code)

Registrant's Telephone Number, including Area Code: (315) 234-9716

Capitol Services, Inc.

615 S. Dupont Hwy, Dover, DE 19901
 (Name and Address of Agent for Service)

With Copies to:

Joseph Masella Pinnacle Capital Management, LLC 100 Limestone Fayetteville, NY 13066 (315) 234-9716	John H. Lively The Law Offices of John H. Lively& Associates, Inc. A member firm of The 1940 Act Law GroupTM 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211 (913) 660-0778

It is proposed that this filing will become effective:

/  /

immediately upon filing pursuant to paragraph (b).

/X/

on June 24, 2013 pursuant to paragraph (b).

/  /

60 days after filing pursuant to paragraph (a)(1) .

/   /

on (date) pursuant to paragraph (a)(1).

/    /

75 days after filing pursuant to paragraph (a)(2).

/   /

on November 1, 2011 pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

/X/

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A (“PEA No. 6”) for Pinnacle Capital Management Funds Trust (the “Trust”) applies only to the Pinnacle Capital Management Balanced Fund series of shares offered by the Trust.  PEA No. 6 is being filed solely to designate a new effective date for a previously filed post-effective amendment, Post-Effective Amendment No. 5 to the Trust’s Registration Statement on Form N-1A (“PEA No. 5”).  PEA No. 5 was filed with the Commission on March 26, 2013 pursuant to paragraph (a) of Rule 485 under the Securities Act of 1933 and was scheduled to become effective on May 28, 2013.  PEA No. 5 also applied only to the Pinnacle Capital Management Balanced Fund.  Part A (Prospectus) and Part B (Statement of Additional Information) of PEA No. 5 are incorporated herein by reference.

PART C

OTHER INFORMATION

Item 28.

Exhibits

(a)(1)

Certificate of Trust.1

(a)(2)

Agreement and Declaration of Trust.1

(b)

By-Laws.1

(c)

Agreement and certificates for shares are not issued. Provisions of the Declaration of Trust define the rights of holders of shares of the Registrant.

(d)

Management Agreement between the Registrant and Pinnacle Capital Management, LLC with respect to the Pinnacle Capital Management Balanced Fund.1

(e)(1)

Distribution Agreement between the Registrant and Pinnacle Investments, LLC.1

(f)

None.

(g)

Custody Agreement between the Registrant and Huntington National Bank.1

(h)(1)

Transfer Agent Agreement and Accounting Services Agreement between the Registrant and Mutual Shareholder Services, LLC.1

(h)(2)

Services Agreement between Registrant and Pinnacle Capital Management, LLC with respect to the Pinnacle Capital Management Balanced Fund.1

(i)

Consent of Counsel.4

(j)

Consent of Auditor.4

(k)

Not applicable

(l)

Initial Capital Agreement.1

(m)

Amended Rule 12b-1 Distribution Plan.4

(n)

Rule 18f-3 Plan. 4

(o)(1)

Code of Ethics of Registrant.1

(o)(2)

Code of Ethics of Pinnacle Capital Management, LLC.1

(o)(3)

Code of Ethics of Pinnacle Investments, LLC.1

(p)(1)

Power of Attorney for Carl Reistrom.3

(p)(2)

Power of Attorney for Joseph Reagan, M.D.2

(p)(3)

Power of Attorney for Michael Cuddy.2

_____________

1.

Incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1 to the

Registration Statement on Form N-1A filed on December 3, 2011.

2.

Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1 to the

Registration Statement on Form N-1A filed on February 28, 2012.

3.

Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 3 to the

Registration Statement on Form N-1A filed on January 31, 2013.

4.

To be filed by amendment.

Item 29.

Persons Controlled by or Under Common Control With Registran

No person is controlled by or under common control with the Registrant.

Item 30.

Indemnification

Reference is made to the Registrant's Declaration of Trust. The application of these provisions is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission.

A person who is or was a Trustee, officer, employee or agent of the Registrant, or is or was serving at the request of the Trustees as a director, trustee, partner, officer, employee or agent of a corporation, trust, partnership, joint venture or other enterprise shall be indemnified by the Trust to the fullest extent permitted by the Delaware Statutory Trust Act, as such may be amended from time to time, the Registrant’s Bylaws and other applicable law.  In case any shareholder or former shareholder of the Registrant shall be held to be personally liable solely by reason of his being or having been a shareholder of the Registrant or any series or class of the Registrant and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable series (or allocable to the applicable class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Registrant’s Bylaws and applicable law.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "1933 Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defenses of any action, suite or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of counsel the matter has been settled by controlling precedent, submit to court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 31.

Business and Other Connections of the Investment Adviser

Pinnacle Capital Management, LLC provides advisory services to the Registrant.  The business and other connections of Pinnacle Capital Management, LLC are set forth in the Uniform Application for Investment Adviser Registration ("Form ADV") of Pinnacle Capital Management, LLC (No. 801-67143) as currently filed or deemed to be filed with the SEC, which is incorporated by reference herein. Except as so provided, to the knowledge of Registrant, none of the directors or executive officers of the Adviser is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.  The Adviser currently serves as investment adviser to other institutional and individual clients.

Item 32.

Principal Underwriters

(a)

Pinnacle Investments, LLC also acts as principal underwriter to the Clark Fork Trust and the NYSA Fund.

(b)

The following is provided with respect to each director, officer or partner of Pinnacle Investments, LLC:

Name, Principal Business Address and Position and Office with Underwriter	Positions and Offices with Fund
Gregg A. Kidd, Managing Partner Daniel F. Raite, Managing Partner Kenneth R. George, Financial and Operations Principal Eric D. Krouse, Chief Executive Officer Keith Zanders, Chief Compliance Officer	None. None. None. None. Chief Compliance Officer.

The address for each director, officer or partner of Pinnacle Investments, LLC is 507 Plum Street, Suite 120, Syracuse, New York 13204, unless otherwise noted.  Pinnacle Investments, LLS also serves as the principal underwriter to the NYSA Fund and the Clark Fork Trust.

(c)

No commissions or other compensation were received, directly or indirectly, from the Registrant during the most recent fiscal year by the principal underwriter.

Item 33.

Location of Accounts and Records

All accounts, books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940, as amended (the “1940 Act”) and Rules 31a-1 through 31a-3 thereunder are maintained at the office of the Registrant at 100 Limestone Plaza, Fayetteville, New York 13066 and Mutual Shareholder Services, LLC, the Registrant’s administrator and transfer agent located at 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147, except that all records relating to custodial activities are maintained at the office of Huntington National Bank, the Registrant’s custodian located at 7 Easton Oval EA4E95, Columbus, OH 43219.

Item 34.

Management Services

Not applicable.

Item 35.

Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 6 to the Registrant’s Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fayetteville and the State of New York on the 24th day of May 2013.

Pinnacle Capital Management Funds Trust

By: /s/ Joseph Masella Joseph Masella, President

Pursuant to the requirements of the Securities Act, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature

Title

Date

/s/ Joseph Masella

President

May 24, 2013

Joseph Masella

/s/ Stephen J. Fauer

Treasurer, Chief Financial Officer and

 and Vice President

May 24, 2013

Stephen J. Fauer

_______*__________

Trustee

May 24, 2013

Carl Reistrom

_______*__________

Trustee

May 24, 2013

Joseph Reagan, MD

_______*__________

Trustee

May 24, 2013

Michael Cuddy

* By: /s/ Kevin McClelland

Kevin McClelland

Vice President and Chief Operating Officer

May 24, 2013